Note 11 - Stock-based Compensation - Stock Option Activity (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Shares issuable under options - Beginning of period, number of options (in shares) | shares	1,211,250
Shares issuable under options - Beginning of period, weighted average exercise price (in dollars per share) | $ / shares	$ 18.51
Granted, number of options (in shares) | shares	328,500
Granted, weighted average exercise price (in dollars per share) | $ / shares	$ 36.08
Exercised, number of options (in shares) | shares	(133,600)
Exercised, weighted average exercise price (in dollars per share) | $ / shares	$ 14.12
Forfeited, number of options (in shares) | shares	(54,750)
Forfeited, weighted average exercise price (in dollars per share) | $ / shares	$ 22.58
Shares issuable under options - December 31, 2016, number of options (in shares) | shares	1,351,400
Shares issuable under options - December 31, 2016, weighted average exercise price (in dollars per share) | $ / shares	$ 23.05
Shares issuable under options - December 31, 2016, weighted average remaining contractual life (Year)	2 years 182 days
Shares issuable under options - December 31, 2016, weighted average remaining contractual life | $	$ 33,011
Options exercisable - End of period, number of options (in shares) | shares	505,000
Options exercisable - End of period, weighted average exercise price (in dollars per share) | $ / shares	$ 17.49
Options exercisable - End of period, weighted average remaining contractual life (Year)	1 year 219 days
Options exercisable - End of period, weighted average remaining contractual life | $	$ 15,143